Offsets	Aug. 28, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FNB Financial Services, LP
Form or Filing Type	S-3
File Number	333-259204
Initial Filing Date	Aug. 31, 2021
Fee Offset Claimed	$ 818
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Subordinated Term Notes of F.N.B. Corporation
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 7,500,000
Offset Note
(1)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(p) and (o) under the Securities Act. Under Rule 457(p), $23,183 of the $32,751.82 filing fee previously paid for the Form S-3, File Nos. 333-259204 and 333-259204-01 (the “Existing Form S-3ASR”) is offset against the currently due total $73,800 filing fee associated with this Registration Statement. The offering of any unsold securities under the Existing Form
S-3ASR
will be deemed terminated as of the date of effectiveness of this Registration Statement.

(2)
Represents (a) $7,500,000 of Term Notes of F.N.B. Corporation (“FNB”), which were previously registered on the Existing Form S-3ASR, and which are expected to continue to be offered to existing holders of FNB Term Notes upon renewal of their existing FNB Term Notes pursuant to this Registration Statement; and (b) $818 of the $32,751.82 filing fee previously paid with respect to such prior registration statement which is carrying over to this Registration Statement and which is not required to be paid herewith.

Termination / Withdrawal Statement	73,800
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FNB Financial Services, LP
Form or Filing Type	S-3
File Number	333-259204
Initial Filing Date	Aug. 31, 2021
Fee Offset Claimed	$ 22,365
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Nonnegotiable Subordinated Notes, Series 2021 of FNB Financial Services, LP
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 197,500,000
Offset Note
(1)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(p) and (o) under the Securities Act. Under Rule 457(p), $23,183 of the $32,751.82 filing fee previously paid for the Form S-3, File Nos. 333-259204 and 333-259204-01 (the “Existing Form S-3ASR”) is offset against the currently due total $73,800 filing fee associated with this Registration Statement. The offering of any unsold securities under the Existing Form
S-3ASR
will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
Represents (a) $197,500,000 of Nonnegotiable Subordinated Notes of FNB Financial Services, LP, which were previously registered on the Existing
Form S-3ASR
and which convert to Series 2024 Notes to be offered pursuant to this Registration Statement; and (b) $22,365 of the $32,751.82 filing fee previously paid with respect to such prior registration statement which is carrying over to this Registration Statement and which is not required to be paid herewith.

Termination / Withdrawal Statement	73,800
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FNB Financial Services, LP
Form or Filing Type	S-3
File Number	333-259204
Filing Date	Aug. 31, 2021
Fee Paid with Fee Offset Source	$ 32,751.82